Consolidated Balance Sheet - EUR (€) € in Millions		Dec. 31, 2025	Dec. 31, 2024
Financial assets at fair value through profit or loss
Property and equipment		€ 5,924	€ 6,193
Total assets		1,440,000	1,391,000
Liabilities and equity:
Deposits		695,000	668,000
Financial liabilities at fair value through profit or loss
Total equity		82,285	81,865
Deutsche Bank AG
Assets:
Cash and central bank balances		164,659	147,494
Interbank balances (w/o central banks)		6,962	6,160
Central bank funds sold and securities purchased under resale agreements		37,509	40,803
Securities borrowed		6	44
Financial assets at fair value through profit or loss
Trading assets		153,811	139,772
Positive market values from derivative financial instruments		241,654	291,800
Non-trading financial assets mandatory at fair value through profit or loss		124,495	114,324
Financial assets designated at fair value through profit or loss		0	0
Total financial assets at fair value through profit or loss		519,960	545,895
Financial assets at fair value through other comprehensive income		43,644	42,090
Equity method investments		924	1,028
Loans at amortized cost		478,214	483,897
Property and equipment		5,924	6,193
Goodwill and other intangible assets		7,561	7,749
Other assets	[1]	167,160	101,178
Assets for current tax		1,609	1,801
Deferred tax assets		5,743	6,702
Total assets		1,439,873	1,391,033
Liabilities and equity:
Deposits		694,580	667,700
Central bank funds purchased and securities sold under repurchase agreements		4,177	3,740
Securities loaned		2	2
Financial liabilities at fair value through profit or loss
Trading liabilities		42,879	43,498
Negative market values from derivative financial instruments		225,827	276,410
Financial liabilities designated at fair value through profit or loss		115,055	92,047
Investment contract liabilities		469	454
Total financial liabilities at fair value through profit or loss		384,230	412,409
Other short-term borrowings		18,204	9,895
Other liabilities	[1]	137,662	95,616
Provisions		2,408	3,326
Liabilities for current tax		694	720
Deferred tax liabilities		594	574
Long-term debt		114,754	114,899
Trust preferred securities	[2]	283	287
Total liabilities		1,357,588	1,309,168
Common shares, no par value, nominal value of €2.56		4,891	5,106
Additional paid-in capital		38,281	39,744
Retained earnings		30,275	25,872
Common shares in treasury, at cost		(185)	(713)
Accumulated other comprehensive income (loss), net of tax		(4,247)	(1,300)
Total shareholders’ equity		69,015	68,709
Additional equity components		11,708	11,550
Noncontrolling interests		1,562	1,606
Total equity		82,285	81,865
Total liabilities and equity		€ 1,439,873	€ 1,391,033

[1]	Includes non-current assets and disposal groups held for sale.
[2]	Perpetual instruments, redeemable at specific future dates at the Group’s option